Label	Element	Value
FMI Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FMI Common Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FMI Common Stock Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the implementation of reduced fees paid at various breakpoints in the Fund’s management fee, which are effective on February 1, 2017, as if the reduced breakpoints had been in effect during the 2016 fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests mainly in small- to medium-capitalization companies (namely, companies with less than $7 billion market capitalization at the time of initial purchase) listed or traded on a national securities exchange or on a national securities association.  Under normal market conditions, the Fund invests 80% of its net assets in common stocks, including for purposes of this limitation common stocks of foreign companies traded as American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”), which are dollar-denominated securities of foreign issuers traded in the U.S.

The Fund may invest in ADRs through both sponsored and unsponsored arrangements. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States.  Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information.

The Fund uses fundamental analysis to look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk.  The Fund believes good businesses have some or all of the following characteristics:

•	A strong, defendable market niche or products and services niche that is difficult to replicate

•	A high degree of relative recurring revenue

•	Modestly priced products or services

•	Attractive return-on-investment economics (namely, where return on investment exceeds a company’s cost of capital over a three to five year period)

•	Above-average growth or improving profitability prospects

The Fund considers valuation:

•	On both an absolute and relative to the market basis

•	Utilizing both historical and prospective analysis

In reviewing companies, the Fund applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:

•	The security has achieved its value potential

•	Such sale is necessary for portfolio diversification

•	Changing fundamentals signal a deteriorating value potential

•	Other securities have a better value potential

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

•
Medium Capitalization Companies Risk:  Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

•
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.

•
Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

•
Foreign Securities Risk:  Stocks of non-U.S. companies (whether directly or in ADRs or ADSs) as an asset class may underperform stocks of U.S. companies, and such stocks may be less liquid and more volatile than stocks of U.S. companies.  The costs associated with securities transactions are often higher in foreign countries than in the U.S.  The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by exchange-traded funds (“ETFs”) in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund, if the positions are not fully hedged. Additionally, investments in foreign securities, whether or not publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements as those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments.  Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them.  If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund.  Liquidity issues may also make it difficult to value the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index.  The performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date.  For additional information on the index, please see “Index Descriptions” in the Prospectus.  The Fund is the successor to the investment performance of the FMI Common Stock Fund, Inc. (the “Predecessor Fund”), which was reorganized into the Fund after the close of business on January 31, 2014.  Accordingly, the performance information shown below for periods on or prior to January 31, 2014 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.  The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website at http://www.fmifunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year to year and how the average annual returns of the Fund’s Investor Class shares over time compare to the performance of the Russell 2000® Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.fmifunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund and the Predecessor Fund (before and after taxes) are not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	FMI Common Stock Fund – Investor Class (Annual total return as of 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 21.52% (quarter ended June 30, 2009) and the lowest total return for a quarter was -19.88% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.  Performance information is only shown for Investor Class shares as the Institutional Class shares do not have a performance history for a full calendar year.  The Fund’s Institutional Class shares were incepted on October 31, 2016.  The Institutional Class shares and the Investor Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Average Annual Total Returns (for the periods ended December 31, 2016)

FMI Common Stock Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.07%
FMI Common Stock Fund | FMI Common Stock Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2007	rr_AnnualReturn2007	(1.97%)
Annual Return 2008	rr_AnnualReturn2008	(20.41%)
Annual Return 2009	rr_AnnualReturn2009	33.89%
Annual Return 2010	rr_AnnualReturn2010	22.16%
Annual Return 2011	rr_AnnualReturn2011	4.52%
Annual Return 2012	rr_AnnualReturn2012	10.16%
Annual Return 2013	rr_AnnualReturn2013	32.01%
Annual Return 2014	rr_AnnualReturn2014	6.47%
Annual Return 2015	rr_AnnualReturn2015	(6.84%)
Annual Return 2016	rr_AnnualReturn2016	20.20%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.75%
FMI Common Stock Fund | FMI Common Stock Fund Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
FMI Common Stock Fund | FMI Common Stock Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.91%
FMI Common Stock Fund | FMI Common Stock Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Institutional Class shares are estimated based on the actual expenses from fiscal year 2016 for the Fund’s Investor Class shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is only shown for Investor Class shares as the Institutional Class shares do not have a performance history for a full calendar year.

[1]	Management fees have been restated to reflect the implementation of reduced fees paid at various breakpoints in the Fund's management fee, which are effective on February 1, 2017, as if the reduced breakpoints had been in effect during the 2016 fiscal year.
[2]	"Other Expenses" for Institutional Class shares are estimated based on the actual expenses from fiscal year 2016 for the Fund's Investor Class shares.